Property, plant and equipment (Tables)	12 Months Ended
Apr. 02, 2023
Property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment	Estimated useful lives are as follows:

Asset Category	Estimated Useful Life
Plant equipment (except moulds)	10 years
Footwear moulds	5 years
Computer equipment	3 years
Leasehold improvements	Lesser of the lease term or useful life of the asset
Show displays	5 years
Furniture and fixtures	5 to 10 years
The following table presents changes in the cost and the accumulated depreciation on the Company’s property, plant and equipment:

	Plant equipment	Computer equipment	Leasehold improvements	Show displays	Furniture and fixtures	In progress	Total
Cost	$	$	$	$	$	$	$
March 28, 2021	29.1	10.7	102.1	9.4	30.8	3.3	185.4
Additions	0.1	1.5	6.2	—	2.4	23.5	33.7
Disposals	(0.2)	(0.1)	—	—	(0.1)	(0.1)	(0.5)
Transfers	1.9	0.8	18.1	0.2	1.9	(22.9)	—
Impact of foreign currency translation	—	(0.1)	(1.3)	(0.2)	(0.2)	0.3	(1.5)
April 3, 2022	30.9	12.8	125.1	9.4	34.8	4.1	217.1
Additions	—	0.9	8.8	—	2.2	63.3	75.2
Additions from business combinations (note 5)	—	—	0.9	—	0.3	—	1.2
Disposals	—	(0.1)	(1.0)	—	(0.1)	—	(1.2)
Transfers	1.1	1.5	15.5	1.6	1.6	(21.3)	—
Impact of foreign currency translation	—	0.2	2.1	0.4	1.0	0.4	4.1
April 2, 2023	32.0	15.3	151.4	11.4	39.8	46.5	296.4

	Plant equipment	Computer equipment	Leasehold improvements	Show displays	Furniture and fixtures	In progress	Total
Accumulated depreciation	$	$	$	$	$	$	$
March 28, 2021	9.0	6.8	33.2	6.3	13.6	—	68.9
Depreciation	3.1	2.7	19.2	1.1	6.9	—	33.0
Disposals	—	(0.1)	—	—	—	—	(0.1)
Impairment losses	—	—	1.6	—	—	—	1.6
Impact of foreign currency translation	—	(0.1)	(0.1)	(0.1)	(0.2)	—	(0.5)
April 3, 2022	12.1	9.3	53.9	7.3	20.3	—	102.9
Depreciation	3.2	2.7	23.1	1.1	7.3	—	37.4
Disposals	—	(0.1)	(1.0)	—	(0.1)	—	(1.2)
Impairment losses	—	—	0.2	—	—	—	0.2
Impact of foreign currency translation	—	0.2	(0.1)	0.3	0.7	—	1.1
April 2, 2023	15.3	12.1	76.1	8.7	28.2	—	140.4

Net book value
April 3, 2022	18.8	3.5	71.2	2.1	14.5	4.1	114.2
April 2, 2023	16.7	3.2	75.3	2.7	11.6	46.5	156.0